Accounts Receivable, Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Accounts Receivable Allowance For Credit Loss [Line Items]
Allowance for doubtful accounts	¥ 7,471	$ 1,024	¥ (4,518)	¥ 3,748
Different Economic Characteristics [Member]
Accounts Receivable Allowance For Credit Loss [Line Items]
Allowance for doubtful accounts	¥ 0		¥ 2,632